U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

October 8, 2004

FILED VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Professionally Managed Portfolios (the "Trust")
File Nos.: 33-12213 and 811-05037

Dear Mr. Minore:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act"), the Trust hereby submits Post-Effective Amendment No. 176 to the Trust’s Registration Statement for the purpose of amending certain disclosures in the prospectus for the TCM Small Cap Growth Fund (the "Fund"). Please note that the registration statement is virtually identical (other than dates and the changes noted below) to the Fund’s registration statement that was filed pursuant to Rule 485(b) as Post Effective Amendment No. 175 ("PEA 175"). PEA 175 was filed on September 30, 2004 to update any missing information and/or file updated exhibits to Post Effective Amendment No. 173, as was reviewed by the SEC Staff. Therefore, pursuant to Release No. IC-13768, we would like to request that PEA 176 be afforded a selective review.

The following was added as the second subheading under the "Management of the Fund" section of the prospectus as the only change made to PEA 176 (other than date information):

Mr. Johnson’s Prior Record
Mr. Johnson was the portfolio manager for the Columbia Small Cap Growth Fund (formerly the Columbia Small Cap Fund) (the "Columbia Fund") from its inception, October 1, 1996 through June 30, 2004. At June 30, 2004, the Columbia Fund had $708 million in net assets. As disclosed in the prospectus for the Columbia Fund for the periods presented in the table below, Mr. Johnson was the portfolio manager for the Columbia Fund. As the portfolio manager, Mr. Johnson had full discretionary authority over the selection of investments for, and was primarily responsible for the day-to-day management of, the Columbia Fund during the periods presented in the table below. Mr. Johnson will have the same level of authority and responsibility with respect to the TCM Small Cap Growth Fund as the Columbia Fund.

The performance data below is for the Columbia Fund and is not the performance results for the TCM Small Cap Growth Fund.

The average annual total returns for the one-year and five-year periods ended June 30, 2004, and for the entire period during which Mr. Johnson managed the Columbia Fund compared with the performance of the Russell 2000 and Russell 2000 Growth Index were:
			Since
	1 Year	5 Years	Inception
Columbia Small Cap Growth Fund(1)
Return Before Taxes	23.71%	8.91%	11.98%
Russell 2000 Index(2)	33.37%	6.63%	8.56%(4)
Russell 2000 Growth Index(3)	31.55%	-0.45%	3.07%(4)
1 The inception date of the Fund is October 1, 1996. Please note that in March 2002, the Columbia Fund closed to new investors. Figures in the table reflect the actual fees and expenses that were incurred by the Columbia Fund for the periods shown.
2 The Russell 2000 Index is an unmanaged index generally considered representative of the market for small domestic stocks.
3 The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values relative to other companies comprising the Russell 2000 Index.
4 The calculation date for the indices is October 1, 1996.

Historical performance is not indicative of future performance. Although the TCM Small Cap Growth Fund and the Columbia Fund have substantially similar objectives, policies, and strategies, the Columbia Fund is a separate fund and its historical performance is not indicative of the future performance of the TCM Small Cap Growth Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5344.

Very truly yours,

/s/ Chad E. Fickett

Chad E. Fickett
For U.S. Bancorp Fund Services, LLC

Enclosures